Additional Paid in Capital (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Additional Paid in Capital [Line Items]
Capital contribution			$ 69,000
Warrant [Member]
Additional Paid in Capital [Line Items]
Warrants issued (in Shares)	1,458,333
Minimum [Member]
Additional Paid in Capital [Line Items]
Grant fair value per share (in Dollars per share)	$ 0.87
Maximum [Member]
Additional Paid in Capital [Line Items]
Grant fair value per share (in Dollars per share)	$ 0.91
Additional Paid-in Capital [Member]
Additional Paid in Capital [Line Items]
Capital contribution		$ 1,835,297	$ 69,000
Fair value adjustment of warrants	$ 1,145,000
Common Stock [Member]
Additional Paid in Capital [Line Items]
Shares issued (in Shares)	2,916,667